Long-Term Investments (Tables)	12 Months Ended
Sep. 30, 2025
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

Long-term investments consisted of the following as of September 30, 2025 and 2024:

	2025	2024
Huashang Micro Finance Co.	$5,337,828	$5,414,957
Longwan Rural Commercial Bank	6,318,584	6,409,884
Wenzhou Longlian Development Co., Ltd	1,170,586	1,187,500
Long-term investment Cost	$12,826,998	$13,012,340
Less: provision for impairment	(1,170,586)	-
Long-term investment	$11,656,412	$13,012,340

Schedule of Provision for Impairment	Changes of provision for impairment for the year ended September 30, 2025 are as follow:
2025
Beginning balance	$-
Addition	1,155,411
Exchange difference	15,175
Ending balance	$1,170,586